Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Feb. 12, 2019 USD ($)	Jan. 31, 2019 USD ($) $ / shares	Feb. 28, 2019 USD ($)	Apr. 05, 2019 USD ($)	Mar. 21, 2019 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Proceeds from sale of vessel							$ 76,264	$ 113,818	$ 0
Payments to fund loans							$ 0	$ 4,050	$ 0
Term Loan B Credit Facility including addition
Subsequent Event [Line Items]
Repayment of debt						$ 25,000
Subsequent Event | Navios Europe I | Navios Revolving Loans I
Subsequent Event [Line Items]
Payments to fund loans			$ 4,000
Subsequent Event | Navios Galaxy I
Subsequent Event [Line Items]
Vessel type					Panamax
Vessel capacity in DWT					74,195
Vessel year built					2001
Proceeds from sale of vessel					$ 5,978
Subsequent Event | Unit Repurchase Program | Maximum
Subsequent Event [Line Items]
Authorized Amount		$ 50,000
Subsequent Event | February 2019 Credit Facility
Subsequent Event [Line Items]
Credit Facility, Initiation Date	Feb. 12, 2019
Credit facility, maximum borrowing capacity	$ 66,000
Number of loan tranches	4
Interest rate description	LIBOR plus 260 bps
Interest rate percentage	2.60%
Debt instrument term	5 years
Subsequent Event | April 2019 Credit Facility
Subsequent Event [Line Items]
Credit Facility, Initiation Date				Apr. 05, 2019
Credit facility, maximum borrowing capacity				$ 40,000
Number of loan tranches				2
Interest rate description				LIBOR plus 275 bps
Interest rate percentage				2.75%
Debt instrument term				5 years
Subsequent Event | Term Loan B Credit Facility including addition
Subsequent Event [Line Items]
Repayment of debt				$ 21,000
Collateral released				2 vessels
Installment 4 - FY 2018 | Subsequent Event
Subsequent Event [Line Items]
Declaration date		Jan. 31, 2019
Cash distribution declared per unit | $ / shares		$ 0.02
Distribution date		Feb. 14, 2019
Date of record		Feb. 11, 2019
Aggregate amount of cash distributions paid		$ 3,458